Subsequent Events (Narrative) (Detail) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2020	Dec. 31, 2018	Jun. 29, 2020	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 14, 2020	Dec. 16, 2019	Dec. 09, 2019	Apr. 11, 2019	Sep. 24, 2018	Sep. 25, 2017	Mar. 02, 2017	Dec. 15, 2015
Subsequent Event [Line Items]
Warrants and Rights Outstanding		$ 62,000			$ 14,152,000	$ 62,000
Stock Repurchased During Period, Shares		31,000,000		8,700,000	26,321,293	16,660,566	13,346,389
Treasury Stock Acquired, Average Cost Per Share		$ 3.22		$ 3		$ 2.25
Stock Repurchased During Period, Value		$ 100,000,000		$ 25,000,000		$ 30,000,000
Extinguishment of Debt, Amount					$ 0	$ 0	$ 43,909,000
Stock Repurchase Program, Authorized Amount									$ 75,000,000	$ 200,000,000		$ 100,000,000	$ 25,000,000	$ 30,000,000
Investment Owned, Balance, Shares															1,700,000
Royalty rights - at fair value					266,196,000
December 2021 Notes [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount					44,800,000
December 2024 Notes [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount					$ 74,600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares	3,800,000		8,600,000
Treasury Stock Acquired, Average Cost Per Share	$ 3.42		$ 3.09
Stock Repurchased During Period, Value	$ 12,900,000		$ 26,500,000
Share-based Payment Arrangement, Accelerated Cost	16,300,000.000000000
Guarantor Obligations, Maximum Exposure, Undiscounted			20,000,000
Subsequent Event [Member] | December 2021 Notes [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount	3,200,000		2,200,000
Subsequent Event [Member] | December 2024 Notes [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount	$ 10,500,000
Evofem [Member]
Subsequent Event [Line Items]
Investment Owned, Balance, Shares											6,666,667
Investment ownership percentage					28.00%
Evofem [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Outstanding								3,333,334
Warrants and Rights Outstanding					$ 14,100,000
Share distribution of Evofem per share of PDL								$ 0.11591985
Investment Owned, Balance, Shares								13,333,334
Investment ownership percentage								26.70%
Investments					82,267,000
AcelRx [Member]
Subsequent Event [Line Items]
Royalty rights - at fair value					13,000,000
AcelRx [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Royalty rights - at fair value					$ 13,000,000
Estimated future impairment			$ 13,000,000